Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Gladstone Capital Corporation

1521 Westbranch Drive, Suite 100

McLean, Virginia 22102

under the

Investment Company Act of 1940

Investment Company Act File No. 814-00237

The undersigned, Gladstone Capital Corporation (the “Fund”), is a closed-end, management investment company that has elected to be regulated as a business development company. The Fund hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, and provides the information set forth below that is required by Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of the Fund to be redeemed:

6.00% Series 2024 Term Preferred Stock due 2024 (CUSIP #376535 506)

Liquidation Preference: $25.00 per share

(2)	The Fund intends for the securities to be called or redeemed no earlier than on the following date:

October 2, 2019

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The shares of the 6.00% Series 2024 Term Preferred Stock due 2024 are being voluntarily redeemed pursuant to Section 2.5(c) of the Gladstone Capital Corporation Articles Supplementary Establishing and Fixing the Rights and Preferences of Term Preferred Shares, as well as the Articles Supplementary Establishing and Fixing the Rights and Preferences of Term Preferred Shares, 6.00% Series 2024 and Exhibit A thereto.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem 100% of the 2,070,000 outstanding 6.00% Series 2024 Term Preferred Stock due 2024.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 21st day of August, 2019.

GLADSTONE CAPITAL CORPORATION

By:	/s/ David Gladstone
Name:	David Gladstone
Title:	Chairman & Chief Executive Officer